Summary of Significant Accounting Policies (Details) - Schedule of Calculation of Basic and Diluted Net Income (Loss) Per Common Stock (Parentheticals) - Clean Earth Acquisitions Corp [Member] - Class B Common Stock [Member]
8 Months Ended
Dec. 31, 2021 $ / shares shares
Summary of Significant Accounting Policies (Details) - Schedule of Calculation of Basic and Diluted Net Income (Loss) Per Common Stock (Parentheticals) [Line Items]
Diluted weighted average shares outstanding, non-redeemable Class B common stock | shares	7,666,667
Diluted net loss per share, non-redeemable Class B common stock | $ / shares	$ 0.00